Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue

16. Revenue

Revenue is analyzed as follows:

	Three Months Ended June 30, (Unaudited)		Six Months Ended June 30, (Unaudited)
(Amounts in thousands)	2025	2024	2025	2024
Sales of goods	$72	$654	$78	$2,274
Sales of services	27	-	153	1,118
Total revenue from contracts with customers	$99	$654	$231	$3,392

The timing of revenue recognition is analyzed as follows:

	Three Months Ended June 30, (Unaudited)		Six Months Ended June 30, (Unaudited)
(Amounts in thousands)	2025	2024	2025	2024
Timing of revenue recognition
Revenue recognized at a point in time	$72	$654	$78	$2,274
Revenue recognized over time	27	-	153	1,118
Total revenue from contracts with customers	$99	$654	$231	$3,392

As of June 30, 2025 and December 31, 2024, Advent recognized contract assets of $617 thousand and $623 thousand, respectively, on the consolidated balance sheets.

As of June 30, 2025 and December 31, 2024, Advent recognized contract liabilities of $3.7 million and $3.2 million, respectively, in the consolidated balance sheets. During the three and six months ended June 30, 2025, the Company did not recognize any in revenue.

17. Revenue

Revenue is analyzed as follows:

	Years Ended December 31,
(Amounts in thousands)	2024	2023
Sales of goods	$199	$918
Sales of services	3,077	618
Total revenue from contracts with customers	$3,276	$1,536

The timing of revenue recognition is analyzed as follows:

	Years Ended December 31,
(Amounts in thousands)	2024	2023
Timing of revenue recognition
Revenue recognized at a point in time	$526	$918
Revenue recognized over time	2,750	618
Total revenue from contracts with customers	$3,276	$1,536

As of December 31, 2024 and 2023, Advent recognized contract assets of $623 thousand and $9 thousand, respectively, on the consolidated balance sheets.

As of December 31, 2024 and 2023, Advent recognized contract liabilities of $3.2 million and $0.4 million, respectively, in the consolidated balance sheets. During the years ended December 31, 2024 and 2023, the Company recognized the amount of $0.1 million and $0.1 million in revenues.